Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio Initial Class, Service Class and Service Class 2
April 30, 2017
Prospectus

Peter Dixon no longer serves as a co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

The fund is managed by members of FMR's Stock Selector Large Cap Group.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2007.

Tobias Welo (co-manager) has managed the fund since November 2011.

Jonathan Kasen (co-manager) has managed the fund since July 2013.

Brian Lempel (co-manager) has managed the fund since April 2013.

John Mirshekari (co-manager) has managed the fund since October 2016.

Chip Perrone (co-manager) has managed the fund since August 2017.

The following information replaces the biographical information for Peter Dixon found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Chip Perrone is a member of FMR’s Stock Selector Large Cap Group and co-manager of the fund (consumer discretionary sector), which he has managed since August 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Perrone has worked as a research analyst and portfolio manager.

VCON-17-01 1.797984.114	August 3, 2017

Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio Investor Class
April 30, 2017
Prospectus

Peter Dixon no longer serves as a co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

The fund is managed by members of FMR's Stock Selector Large Cap Group.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2007.

Tobias Welo (co-manager) has managed the fund since November 2011.

Jonathan Kasen (co-manager) has managed the fund since July 2013.

Brian Lempel (co-manager) has managed the fund since April 2013.

John Mirshekari (co-manager) has managed the fund since October 2016.

Chip Perrone (co-manager) has managed the fund since August 2017.

The following information replaces the biographical information for Peter Dixon found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Chip Perrone is a member of FMR’s Stock Selector Large Cap Group and co-manager of the fund (consumer discretionary sector), which he has managed since August 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Perrone has worked as a research analyst and portfolio manager.

VCON-INV-17-01 1.918651.108	August 3, 2017